Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation:

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), expressed in U.S. dollars. References to GAAP issued by the FASB in these accompanying notes to the unaudited condensed consolidated financial statements are to the FASB Accounting Standards Codification (“ASC”). The unaudited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation and Variable Interest Entities

Principles of Consolidation and Variable Interest Entities:    The accompanying unaudited condensed consolidated financial statements include the accounts of Evolution Metals & Technologies Corp. and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. The Company evaluates all legal entities in which it holds an ownership or economic interest in accordance with Accounting Standards Codification (“ASC”) Topic 810, Consolidation, to determine whether consolidation is required under either the voting interest entity (“VOE”) model or the variable interest entity (“VIE”) model.

A legal entity is considered a VIE when, by design, (i) the entity lacks sufficient equity at risk to finance its activities without additional subordinated financial support, (ii) the holders of the equity investment at risk lack the characteristics of a controlling financial interest, or (iii) the equity holders do not possess substantive voting or participating rights.

The Company consolidates a VIE when it is determined to be the primary beneficiary of the entity. The primary beneficiary is the party that both (i) has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (ii) has the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE.

The Company evaluates loans, advances, notes receivable, and other arrangements involving shareholders, affiliates, and related parties to determine whether such arrangements represent variable interests under ASC 810. In performing this assessment, management considers the substance of the arrangement, including contractual rights and obligations, governance rights, exposure to economic variability, and whether the Company has direct or indirect recourse to the assets, operations, or economics of the legal entity.

The application of ASC 810 requires management to exercise significant judgment in determining whether a legal entity is a VIE and whether the Company is the primary beneficiary of that entity. Such judgments include evaluating contractual arrangements, governance rights, related party relationships, and the nature of the Company’s economic interests. Changes in facts and circumstances could result in changes to the Company’s consolidation conclusions in future reporting periods.

Liabilities Paid by Principal Shareholders

Liabilities Paid by Principal Shareholders:    The Company complies with SEC Staff Accounting Bulletin Topic 5.T (“SAB Topic 5.T”), Accounting for Expenses or Liabilities Paid by Principal Stockholder(s). Expenses paid by shareholders or related parties on behalf of the Company are recognized in the unaudited condensed consolidated financial statements when incurred if the Company receives the primary economic benefit of the expenditure, with a corresponding credit recognized within equity, as appropriate. See Note 17 — Related Party Transactions for additional detail regarding such arrangements.

Liquidity and Going Concern

Liquidity and Going Concern:    Historically, the Company’s primary sources of liquidity have been cash flows from issuance of convertible preferred units. The Company reported a net loss of $(452.2) million for the six months ended June 30, 2026. As of June 30, 2026, the Company had an aggregate cash balance of $5.3 million and a net working capital deficit of $78.8 million. These are indicators of substantial doubt as to the Company’s ability to continue as a going concern for at least one year from issuance of these Unaudited condensed consolidated financial statements.

On January 5, 2026, the Company consummated the Business Combination and is now focused on executing its post-combination operating plan and capital formation strategy. The Business Combination did not include significant external financing at closing, see Note 4 — Acquisitions. The Company expects to require additional capital to support its operations and growth initiatives. Management is actively pursuing additional sources of capital, including equity and strategic financing arrangements.

Based on the Company’s current liquidity position and expected operating needs, management has concluded that substantial doubt about the Company’s ability to continue as a going concern has not been alleviated. The Company expects to address its liquidity requirements through the execution of its capital-raising plans and the continued development of its operating business.

The Company’s future capital requirements will depend on many factors, including the Company’s timing and extent of its research and the acquisition of processing facilities. In order to finance these opportunities and associated costs, the Company would need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through additional equity raises and debt financing. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to it or at all. If the Company is unable to raise additional capital on acceptable terms when needed, its product development business, results of operations and financial condition would be materially and adversely affected.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these financial statements are available to be issued. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Emerging Growth Company

Emerging Growth Company:    The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups (“JOBS”) Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as to those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these unaudited condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates. The Company consummated its initial public offering on December 30, 2021. Accordingly, the fifth anniversary of the Company’s initial public offering will occur on December 30, 2026. Based on the foregoing, the Company expects to remain an emerging growth company until at least December 30, 2026, unless it earlier ceases to qualify as an emerging growth company under the applicable provisions of the JOBS Act.

Use of Estimates

Use of Estimates:    The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Unaudited condensed consolidated financial statements. Making estimates requires management to exercise significant judgment. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the Unaudited condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. The Company’s most significant assumptions and estimates relate to the estimation of the provision for credit losses, the useful lives of property, plant and equipment, the change in fair value of financial instruments. These estimates are based on assumptions which management believes are reasonable. The Company evaluates its estimates on an ongoing basis and makes revisions to these estimates. In connection with business combinations, management is required to make significant estimates and assumptions to allocate the purchase consideration to the assets acquired and liabilities assumed based on their respective estimated fair values as of the acquisition date. These estimates include, among others, assumptions regarding projected future cash flows, discount rates, royalty rates, customer attrition, useful lives, replacement costs, market participant assumptions, and other valuation inputs used to determine the fair value of identifiable intangible assets, property, plant and equipment, and other acquired assets and assumed liabilities. Any excess of purchase consideration over the fair value of net assets acquired is recorded as goodwill. Goodwill represents the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Company’s accounting for business combinations may be preliminary during the measurement period, which may extend up to one year from the acquisition date. During the measurement period, the Company may record adjustments to the assets acquired, liabilities assumed, identifiable intangible assets, goodwill, and related income tax effects if new information is obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date. Income taxes also require significant judgment, including estimates related to the realizability of deferred tax assets, the measurement of deferred tax liabilities, the assessment of valuation allowances, the interpretation of tax laws and regulations, and the evaluation of uncertain tax positions. Changes in tax laws, statutory tax rates, future taxable income, valuation allowance assessments, tax planning strategies, or the outcome of tax audits and examinations could materially affect the Company’s income tax provision and related tax balances.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions:    The Company’s reporting currency is the U.S. dollar. The functional currency of each entity in the group is the currency of the primary economic environment in which it operates. The functional currency of the Company’s Korean subsidiaries, KCM Industry Co., Ltd. (“KCM”), KMMI Inc. (“KMMI”), NS World Co., Ltd. (“NSW”), and Handa Lab Co., Ltd. (“Handa Lab”), is the Korean Won (“KRW”). Transactions in foreign currencies are initially recorded into functional currency at the rates of exchange prevailing on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are remeasured into functional currency at the rates of exchange prevailing at the balance sheet date. Non-monetary assets and liabilities are remeasured to the functional currency at exchange rates that prevailed on the date of inception of the transaction.

Assets and liabilities are translated using the exchange rate in effect as of the balance sheet date. Revenues and expenses are translated using the average exchange rates in effect for the periods presented. The effects of translating these Unaudited condensed consolidated financial statements from functional currency to reporting currency are recorded in accumulated other comprehensive income as a component of stockholders’ equity (deficit).

Gains and losses resulting from transactions denominated in a currency other than the functional currency of the entity are included in other (expense) income, net in the Unaudited condensed consolidated statements of operations using the average exchange rates in effect during the period.

Segment Information

Segment Information:    ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Executive Chairman of the Board of Directors, David Wilcox, who has ultimate responsibility for the operating performance of the Company and the allocation of resources. The CODM manages the business as a single operating and reportable segment. The CODM uses unaudited condensed consolidated financial statements to allocate resources and assess performance on a consolidated basis. Accordingly, all required financial segment information is presented on a consolidated basis. See Note 15 — Segments for further detail.

Cash and Cash Equivalents

Cash and Cash Equivalents:    The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.

Restricted cash consists of certain cash pledged as collateral for the use of the Company’s corporate credit card. Restricted cash with remaining restrictions of one year or less is classified as current on the balance sheets. The Company has presented restricted cash in cash and cash equivalents in the Condensed consolidated balance sheets. As of June 30, 2026 and December 31, 2025, restricted cash included in cash and cash equivalents was de minimis.

Concentration of Credit Risk

Concentration of Credit Risk:    Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts held with financial institutions, including U.S. and Korean financial institutions, and notes receivable. Cash accounts held with U.S. financial institutions may at times exceed the Federal Depository Insurance Corporation limit. Cash accounts held by the Company’s Korean subsidiaries may at times exceed the applicable deposit protection limits under Korean banking regulations. Effective September 1, 2025, the maximum deposit protection coverage in Korea was increased from KRW 50 million to KRW 100 million per depositor per covered financial institution. The amount over these insured limits as of June 30, 2026 and December 31, 2025 was $5.0 million and $11.4 million respectively. As of June 30, 2026 and December 31, 2025, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant credit risk with respect to such accounts, based on the credit quality of the financial institutions at which the deposits are held.

The Company is subject to potential credit risk related to business, economic and financial market conditions that affect entities it has advanced amounts to which has been heightened as a result of recent economic and financial market conditions, including in connection with the uncertainties and challenges in the overall economy, including, among other things, inflationary pressure and increased interest rates. Certain entities that have received advances from the Company have experienced significant financial difficulties (including bankruptcy), and others may experience financial difficulties in the future. These difficulties expose the Company to increased risk related to collectability.

Concentration of Customer Risk

Concentration of Customer Risk:    The concentration of customer risk arises when a significant portion of the Company’s revenue is generated from a small group of customers. Reduction of orders, delay of payments, or termination of contracts by these key customers could have a significant negative effect on the Company’s results of operations and cash flows. The Company’s revenue is historically derived from a small number of customers.

For the six months ended June 30, 2026, the customers accounting for 10% or more of total revenue are Customer A and Customer B, with revenues of $1.5 million (or 42% of total net revenue) and $0.7 million (or 19% of total net revenue), respectively.

As of June 30, 2026, the customers accounting for 10% or more of accounts receivable, net are Customer A and Customer B, with accounts receivables of $0.5 million (or 22% of total accounts receivable, net), and $1.0 million (or 47% of total accounts receivable, net), respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments:    ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1:	Inputs based on unadjusted quoted market prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2:

Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar instruments in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data.

Level 3:

Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. The inputs are both unobservable for the asset and liability in the market and significant to the overall fair value measurement.

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Assets and liabilities measured at fair value are based on one or more of the following techniques noted in ASC 820:

•        Market approach:    Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

•        Cost approach:    Amount that would be required to replace the service capacity of an asset (replacement cost).

•        Income approach:    Techniques to convert future amounts to a single present value amount based upon market expectations (including present value techniques, option pricing, and excess earnings models).

The Company believes its valuation methods are appropriate and consistent with other market participants, however the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The Company’s financial instruments with a carrying value that approximates fair value consist of cash and cash equivalents, prepaid expenses and other current assets, other noncurrent assets, accounts payable and accrued expenses and other current liabilities because of the short-term nature or expected settlement dates of these instruments. The Company’s financial instruments that are measured at fair value on a recurring basis are discussed in Note 11 — Fair Value Measurements.

Non-trade Accounts Receivable, net

Non-trade Accounts Receivable, net:    Non-trade accounts receivable, net consists of secured and unsecured promissory notes with no conversion features and toll processing receivables and was accounted for as receivables in the scope of ASC 310, “Receivables” (“ASC 310”), which was initially recorded at present value and subsequently re-measured at amortized cost or, in the case of toll processing receivables, at the amount expected to be collected for toll processing services provided (see Note 5 — Non-trade Accounts Receivable and Payable). Non-trade accounts receivable, net is reported net of an allowance for credit losses of $9 million on the accompanying Condensed consolidated balance sheets.

Convertible Promissory Notes

Convertible Promissory Notes:    Convertible promissory notes consist of convertible promissory notes that were issued by WTMA and were acquired by the Company as part of the Business Combination. The convertible promissory notes bear no interest and were to be repaid upon consummation of a Business Combination or, at the lender’s discretion, convertible into private units of the post-Business Combination entity at a price of $10.00 per unit. As of June 30, 2026, the outstanding balance of $2.3 million is in maturity default.

Convertible Debentures

Convertible Debentures:    In accordance with ASC 825, “Financial Instruments” (“ASC 825”), the Company has elected the fair value option for recognition of its convertible debentures. The fair value option may be applied instrument by instrument, but it is irrevocable. Under the fair value option, the convertible debentures are recognized at fair value at each reporting date. The portion of the change in fair value attributable to changes in the Company’s own credit risk is recognized in the condensed consolidated statement of comprehensive loss, with the remaining change in fair value recognized in other income (expense) in the condensed consolidated statement of operations.

In connection with the issuance of the Convertible Debentures, the Company incurred $0.8 million of direct costs and fees. As a result of applying the fair value option, such costs and fees were recognized in general and administrative expense as incurred and were not deferred. With respect to the portion of the change in fair value recognized in other income (expense) in the condensed consolidated statement of operations, the Company elected not to separately present interest expense associated with the Convertible Debentures as a distinct line item. Accordingly, stated coupon interest is included within the change in fair value of the Convertible Debentures recognized in other income (expense). Refer to Note 9 — Debt, and Note 11- Fair Value Measurements, for further details.

Provision for Credit Losses

Provision for Credit Losses:    The Company recognizes a provision for credit losses on convertible notes receivable, notes receivable, and notes receivable — related party (collectively, the “Outstanding Receivables”) in an amount equal to the estimated probable losses net of recoveries. The Company currently monitors financial conditions of the companies it has Outstanding Receivables owed from on a continuing basis. After considering current economic conditions and financial stability of its Outstanding Receivables counterparties, a provision for credit losses is maintained in the consolidated balance sheets at a level which management believes is sufficient to cover all probable future credit losses as of the balance sheet date based on specific reserves and an expectation of future economic conditions that might impact collectability.

The Company also evaluates trade accounts receivable, including trade accounts receivable of its Korean subsidiaries, for expected credit losses in accordance with ASC 326, Financial Instruments — Credit Losses. The Company estimates the allowance for credit losses for trade accounts receivable primarily using an aging schedule, which categorizes receivables based on the number of days past due. Past due status is generally measured based on the number of days since the contractual payment due date. The Company considers historical collection experience, current customer-specific facts and circumstances, the aging of outstanding balances, current economic conditions, and reasonable and supportable forecasts, as applicable, in estimating expected credit losses.

Trade accounts receivable are generally evaluated on a collective basis when they share similar risk characteristics. The Company evaluates receivables individually when such receivables no longer share similar risk characteristics, including when balances are more than 90 days past due and exceed a specified amount, or when management becomes aware of customer-specific collectability concerns, including bankruptcy, financial distress, disputes, or other adverse information. Receivables are deemed uncollectible and written off against the allowance for credit losses after all reasonable collection efforts have been exhausted.

The Company classifies loans as non-accrual and recognizes income only to the extent cash is received when there is reasonable doubt about collectability of principal and interest. Management used judgment in reaching this determination for all Outstanding Receivables. When a loan is placed on non-accrual status, all previously accrued but uncollected interest is reversed or charged off as a provision for credit losses and the accrual of interest income is discontinued. If a payment is received when a loan is non-accrual, the payment is applied to the principal balance. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. As of June 30, 2026 and December 31, 2025, the convertible notes receivable were classified as non-accrual and were fully reserved.

Outstanding Receivables and trade accounts receivable are carried at amortized cost, net of provision for credit losses. Amortized cost approximated book value as of June 30, 2026 and December 31, 2025. After all reasonable attempts to collect a receivable have failed, the amount of the receivable is written off against the allowance.

July Investment Agreement Derivative

July Investment Agreement Derivative:    Certain agreements the Company entered into either require the Company to issue or provide the Company the option to issue a variable number of shares of New EM common shares to certain investors and vendors. The Company applies ASC 480, “Distinguishing Liabilities and Equity” (“ASC 480”), ASC 815, and ASC 718, “Compensation — Stock Compensation” (“ASC 718”) in its evaluation of the terms of each agreement. Financial instruments that were identified in each agreement and:

•        meet the criteria to be accounted for as a liability in accordance with ASC 480 were reported at fair value at issuance and were re-measured to fair value each reporting period with changes in the estimated fair value of the liability recognized as a non-cash gain or loss on the accompanying Unaudited consolidated statements of operations and comprehensive loss;

•        do not meet the criteria to be accounted for as a liability in accordance with ASC 480 and do not meet the criteria to be accounted for as equity in accordance with ASC 815 are accounted for as a liability and were reported at fair value at issuance and were re-measured to fair value each reporting period with changes in the estimated fair value of the liability recognized as a non-cash gain or loss on the accompanying Unaudited consolidated statements of operations and comprehensive loss;

•        meet the criteria of a liability-classified share-based payment transaction in accordance with ASC 718 were measured based on the fair value of the transaction on the date of grant and remeasured to fair value each reporting period until settlement or cancellation.

Agreements where multiple financial instruments are identified that would individually warrant separate accounting as a derivative instrument are bundled together as a single, compound embedded derivative that is bifurcated and accounted for separately from the host contract in accordance with ASC 815.

The Company reassesses the classification of a contract over its own equity under the guidance above at each balance sheet date. If classification changes as a result of events during the reporting period, the Company reclassifies the contract as of the date of the event that caused the reclassification. When a contract over own equity is reclassified from a liability to equity, gains or losses recorded to account for the contract at fair value during the period that the contract was classified as a liability are not reversed, and the contract is marked to fair value immediately before the reclassification.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets:    The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that an asset group’s carrying amount may not be recoverable. The Company conducts its long-lived asset impairment analysis in accordance with ASC 360-10, “Impairment or Disposal of Long-Lived Assets” (“ASC 360-10”), which requires the Company to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows. If the undiscounted cash flows do not indicate the carrying amount of the asset group is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value. The Company did not record impairment losses during the periods presented in these unaudited condensed financial statements.

Business Combinations and Asset Acquisitions

Business Combinations and Asset Acquisitions:    The Company evaluates each acquisition transaction to determine whether the acquired asset meets the definition of a business and therefore should be accounted for as a business combination, or if the transaction should be accounted for as an asset acquisition. Under ASC 805, “Business Combinations” (“ASC 805”), an acquisition does not qualify as a business when substantially all of the fair value is concentrated in a single identifiable asset or group of similar identifiable assets. If the Company determines that the screen test is met, the transaction is accounted for as an asset acquisition. If the screen test is not met, the Company further considers whether the acquisition includes, at a minimum, inputs and processes that have the ability to create outputs in the form of revenue. If the assets acquired meet this criteria, the transaction is accounted for as a business combination.

The Company accounts for acquisitions that qualify as asset acquisitions utilizing a cost accumulation model whereby the purchase price of the acquisition is allocated to the assets acquired on a relative fair value basis on the date of acquisition. Inputs used to determine such fair values are primarily based upon internally developed models, publicly-available information, a risk-adjusted discount rate and/or publicly-available data regarding transactions consummated by other market participants, as applicable.

The Company accounts for business combinations under the acquisition method of accounting under ASC 805, whereby identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree are recognized and measured as of the acquisition date at fair value. Goodwill is recognized to the extent by which the aggregate of the acquisition-date fair value of the consideration transferred and any noncontrolling interest in the acquiree exceeds the recognized basis of the identifiable assets acquired, net of assumed liabilities. Determining the fair value of assets acquired, liabilities assumed, and noncontrolling interest requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash flows, discount rates and asset lives among other items.

Transaction-related costs related to asset acquisitions are capitalized as part of the cost basis of the acquired assets. Transaction-related expenses and restructuring costs that are deemed to be part of an acquisition of a business are expensed as incurred.

Deferred Transaction Costs

Deferred Transaction Costs:    Commissions, legal fees and other costs that are direct and incremental costs directly related to the reverse capitalization transaction. The costs were capitalized as deferred transaction costs until the consummation of the transaction on January 5, 2026. The costs were expensed upon the closing of the transaction. As of June 30, 2026 and December 31, 2025, deferred transaction costs totaling $0 million and $9.3 million, respectively, were recorded on the accompanying Condensed consolidated balance sheets related to the reverse capitalization (see Note 4 — Acquisitions).

Share-Based Compensation

Share-Based Compensation:    The Company accounts for share-based payment awards issued in exchange for goods or services in accordance with ASC 718, “Compensation — Stock Compensation.” Equity-classified share-based payment awards are measured at fair value on the grant date, with the related compensation cost recognized over the period in which the related goods are obtained or services are received. For fully vested, nonforfeitable awards granted for services to be provided in future periods, the Company initially records the fair value of the award as a prepaid asset and recognizes compensation expense as the related services are received.

For awards subject to service or performance conditions, compensation cost is recognized over the requisite service period when the applicable conditions are satisfied or, for performance conditions, when achievement is considered probable. The Company accounts for forfeitures as they occur. Modifications of share-based payment awards are evaluated under ASC 718 at the modification date, and incremental compensation cost, if any, is recognized based on the terms and circumstances of the modification.

Net Loss Per Share

Net Loss Per Share:    Basic net loss per share is computed by dividing net loss for the period by the weighted average number of common shares outstanding during the period. In periods when the Company is in a net loss position, potentially dilutive securities are excluded from the computation of diluted net loss per share because their inclusion would have an anti-dilutive effect. Thus, basic net loss per share is the same as diluted net loss per share.

Diluted net loss per share is computed similar to basic net loss per share except that the denominator is increased to include the potential dilutive effect of common stock equivalents on the average number of common shares outstanding during the period. As of June 30, 2026, the Convertible Debentures are evaluated for diluted net loss per share under the if-converted method. Because the Company reported a net loss for the three and six months ended June 30, 2026, the potential common shares issuable upon conversion of the Convertible Debentures were excluded from diluted net loss per share, as their inclusion would have been anti-dilutive. Accordingly, basic and diluted net loss per share are equivalent for the periods presented. As of December 31, 2025, there were no potentially dilutive securities issued and outstanding.

Income Taxes

Income Taxes:    The Company files income tax returns in the U.S. federal jurisdictions, various state jurisdictions, and Korea. The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the unaudited condensed consolidated financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carryforwards. ASC 740 requires a valuation allowance to be established when it is more likely than not that all or a portion of the deferred tax assets will not be realized. ASC 740 also prescribes a recognition threshold and measurement process for accounting for uncertain tax positions, as well as related matters such as derecognition, interest, penalties and disclosures. The Company’s accounting policy is to recognize accrued interest and penalties related to unrecognized tax benefits as income tax expense.

Inventories, net

Inventories, net:    Inventories are stated at the lower of cost and net realizable value. The cost of inventories is determined by the weighted average method (for raw materials, finished goods and merchandise) and the specific identification method (for inventory in transit and work in process goods). The Company assesses the valuation of inventory and periodically writes down the value for estimated excess and obsolete inventory based upon assumptions about future demand and market conditions.

Revenue Recognition

Revenue Recognition:    The Company recognizes revenue when it satisfies performance obligations under the terms of its contracts, and control of its products is transferred to its customers in an amount that reflects the consideration the Company expects to receive from its customers in exchange for those products. This process involves identifying the customer contract, determining the performance obligations in the contract, determining the transaction price, allocating the transaction price to the distinct performance obligations in the contract, and recognizing revenue when the performance obligations have been satisfied. A performance obligation is considered distinct from other obligations in a contract when it (a) provides a benefit to the customer either on its own or together with other resources that are readily available to the customer and (b) is separately identified in the contract. The Company considers a performance obligation satisfied once it has transferred control of a good or product to a customer, meaning the customer has the ability to direct the use and obtain the benefit of the product.

The Company evaluates whether it acts as principal or agent in its revenue transactions. If the Company controls the specified goods or services before they are transferred to the customer, the Company recognizes revenue on a gross basis. If the Company arranges for another party to transfer goods or services to a customer and does not control the specified goods or services before transfer, the Company recognizes revenue on a net basis. Certain arrangements in which the Company arranges for another party to transfer goods to a customer, does not maintain pricing discretion, and does not retain control over the underlying assets are accounted for on a net basis. In such arrangements, the Company does not retain the substantive risks and rewards associated with the underlying raw materials, and the counterparty retains control of the materials in a manner consistent with a tolling or agency arrangement. Accordingly, the Company recognizes only the net amount retained as revenue or other operating income, as applicable.

The Company engages in certain resale and tolling arrangements in which it purchases raw materials from specific counterparties, processes the materials, and resells the processed materials to the same counterparties. The Company evaluates these arrangements based on their substance, including whether the counterparty retains control of the inventory throughout the processing period. When the counterparty retains control of the inventory, the

Company does not account for the arrangement as separate purchases and sales of inventory. Instead, the Company accounts for the arrangement as the provision of toll manufacturing or processing services to the counterparty. Under these arrangements, the Company’s performance obligation is the delivery of tolling or processing services, and the net transaction amount is recognized as revenue upon completion of the related services.

The Company also engages in certain repurchase transactions in which it sells raw materials to specific counterparties and repurchases the materials after processing. In these transactions, the Company has an obligation to repurchase the inventory and maintains control of the inventory throughout the processing period because the Company retains legal title to the inventory and bears inventory risk. The processing period is typically 15 to 60 days, and pricing is generally determined based on the counterparty’s processing costs. The Company accounts for these arrangements as the receipt of toll manufacturing or processing services rather than as distinct sales and purchases or product financing transactions. Accordingly, the net transaction amount is recognized as processing fees within cost of goods manufactured or cost of revenues, as applicable. Related amounts due from or due to counterparties under these arrangements are recorded as non-trade accounts receivable or non-trade accounts payable, as applicable.

Shipping and handling costs associated with outbound freight, after control over product has transferred to a customer, are accounted for as a fulfillment cost and are included in selling, general and administrative expenses as incurred.

Taxes assessed by a government authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Company from a customer, are excluded from sales.

The Company’s primary source of revenue is product and merchandise sales of magnets. Revenue from product and merchandise sales is recognized when control of the goods is transferred to the customer, which is typically at the point of delivery, at which time the significant risks and rewards of ownership also pass to the customer. Contracts with customers generally state the terms of the sale, including the quantity and price of each product purchased. Payment terms and conditions may vary by contract. Such contracts do not include a significant financing component. In addition, contracts typically do not contain variable consideration as the contracts include stated prices, as such, no such provision — e.g. rebates or discounts — is provided. The Company provides assurance type warranties on all of its products, which are not separate performance obligations and are outside the scope of Topic 606. There was no loss contingencies related to warranties recorded as of June 30, 2026 and December 31, 2025.

Property, Plant and Equipment, net

Property, Plant and Equipment, net:    Property, plant, and equipment are stated at cost. Plant and equipment under finance leases are stated at the present value of the lease payments.

Depreciation on plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets. Once an asset is identified for retirement or disposition, the related cost and accumulated depreciation or amortization are removed, and a gain or loss is recorded.

The Company incurs maintenance costs on its major equipment. Repair and maintenance costs are expensed as incurred.

Equipment Deposits and Advance Payments for Capital Equipment

Equipment Deposits and Advance Payments for Capital Equipment:    Advance payments made to vendors for capital equipment that has not yet been received are recorded as equipment deposits or advance payments and are classified within other noncurrent assets in the Condensed consolidated balance sheets. Such amounts are not depreciated while classified as equipment deposits or advance payments. Upon receipt of the equipment, the related amounts are reclassified to construction in progress if the equipment requires further installation, assembly, testing, certification, or commissioning before it is ready for its intended use, or to property, plant and equipment if the equipment is ready for its intended use. Depreciation begins when the equipment is substantially complete and ready for its intended use.

Cash payments for capital equipment not yet received are classified as investing activities within purchases of property, plant and equipment in the unaudited Condensed consolidated statements of cash flows. As of June 30, 2026, the Company had made $7.3 million of such payments, which were recorded as equipment deposits within other noncurrent assets and will be reclassified to construction in progress or property, plant and equipment, as appropriate, upon receipt of the related equipment.

Asset Retirement Obligation

Asset Retirement Obligation:    The Company has an asset retirement obligation (“ARO”) arising from contractual requirements associated with the retirement of an operating lease for land. This obligation requires the Company to restore the land to its original condition upon termination of the lease. The ARO liability was initially measured at fair value and is subsequently adjusted for accretion expense and changes in the amount or timing of the estimated cash flows. The corresponding asset retirement cost is capitalized as part of the operating lease right-of-use asset and is amortized on a straight-line basis over the lease term. This amortization is included in the lease expense presented in the statements of operations. The ARO liability is presented within “Other non-current liabilities” in the accompanying balance sheets. The value of the ARO liability is de minimis.

Intangible Assets, Net

Intangible Assets, Net:    Intangible assets obtained through acquisitions are recorded at the estimated fair value as of the acquisition date. Amortization of intangible assets with finite useful lives is calculated using the straight-line method over the estimated useful lives of the assets. The Company evaluates finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset group may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset group to the estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of the asset group exceeds the estimated undiscounted future cash flows, an impairment loss is recognized to the extent the carrying amount exceeds the estimated fair value of the asset group.

Goodwill

Goodwill:    Goodwill represents the excess of purchase consideration transferred over the estimated fair value of net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment at least annually on October 1st of each year, or more frequently if events or changes in circumstances indicate that goodwill may be impaired. The Company may first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, or elects not to perform the qualitative assessment, the Company performs a quantitative impairment test. Under the quantitative impairment test, goodwill impairment is recognized to the extent that the carrying amount of the reporting unit exceeds its fair value, limited to the amount of goodwill allocated to that reporting unit.

The Company determines the fair value of reporting units using market-based, income-based, or other valuation approaches, as appropriate. Significant assumptions used in impairment testing may include projected revenues, gross margins, operating expenses, capital expenditures, working capital requirements, discount rates, terminal growth rates, market multiples, and other market participant assumptions.

Government Grants

Government Grants:    The Company receives grants from local government agencies and public institutions in relation to asset acquisition and research activity that are necessary for the Company’s business activities. Government grants are either deducted from the carrying amount of the related assets or recognized as income when there is reasonable assurance that the Company will comply with the relevant conditions and that the grant will be received. Government grants related to assets are presented in the Condensed consolidated balance sheets by deducting the grant from the carrying amount of the asset. If it is not related to the acquisition of an asset, it can be treated as a grant related to income. Government grants related to income are presented within other (expense) income, net in the Unaudited condensed consolidated statements of operations.

The Company has elected to apply an accounting policy by analogy to IAS 20, Accounting for Government Grants and Disclosure of Government Assistance, which is commonly accepted in practice under GAAP. The Company believes that this policy appropriately reflects the economic substance of the transactions and enhances comparability with other industry participants.

Leases

Leases:    The Company has entered into various operating and finance lease agreements for certain office spaces, transportation equipment and office equipment. The Company determines if an arrangement is a lease, or contains a lease, at inception and records the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The Company has lease agreements with lease and non-lease components, and elected to utilize the practical expedient to account for lease and non-lease components together as a single combined lease component.

The Company also elected the short-term lease exception, except for real estate, and therefore only recognizes right-of-use assets and lease liabilities for leases with a term greater than one year. When determining lease terms, the Company factors in options to extend or terminate leases when it is reasonably certain that the Company will exercise that option.

Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of future payments.

Lease expenses for operating leases are recognized on a straight-line basis over the lease term and classified as cost of sales or selling, general and administrative expenses depending on the nature of the leased asset. Depreciation expenses for finance lease assets are recognized over the lease term and classified as cost of sales or selling, general and administrative expenses depending on the nature of the leased asset. Interest expenses on finance lease liabilities are recognized as interest expenses in the Unaudited condensed consolidated statements of operations over the lease term.

Other Assets

Other Assets:    Other assets (prepaid expenses and other current assets and other noncurrent assets) primarily consist of prepaid expenses, value added tax, income tax assets advance payments and leasehold deposits.

Cost of Goods Sold

Cost of Goods Sold:    Cost of goods sold primarily consists of direct material costs, direct labor costs, manufacturing overhead, subcontracting and processing costs, depreciation of manufacturing equipment, inventory write-downs, freight-in and other costs directly attributable to the production or acquisition of products sold. Manufacturing overhead includes indirect labor, utilities, facility costs, repair and maintenance costs, supplies, and other production-related costs.

For inventory manufactured by the Company, cost of goods sold is recognized when the related finished goods are sold and revenue is recognized. For merchandise or raw materials purchased for resale, cost of goods sold is recognized when control of the related goods is transferred to the customer. The Company includes in cost of goods sold normal production costs incurred to bring inventory to its existing condition and location.

The Company may also incur tolling, subcontracting, or third-party processing costs in connection with certain manufacturing or repurchase arrangements. When the Company retains control of the underlying inventory and obtains processing services from a counterparty, the related net processing fees are recognized as part of cost of goods sold or cost of goods manufactured, as applicable. When the Company provides tolling or processing services to a counterparty and the counterparty retains control of the underlying inventory, the Company recognizes the related costs incurred to provide such services as cost of goods sold or cost of services.

Abnormal costs, including abnormal waste, idle facility costs, excess spoilage, and other costs that do not contribute to bringing inventory to its intended condition and location, are expensed as incurred and are not capitalized into inventory. Cost of goods sold may also include lower of cost or net realizable value adjustments, inventory obsolescence charges, and write-offs of inventory when such amounts are identified.

Selling, General and Administrative Costs

Selling, General and Administrative Costs:    Selling, general and administrative expenses primarily consist of employee-related costs, depreciation on buildings and equipment, amortization of right-of-use assets, professional fees, lease costs and utilities expense.

Defined Severance Benefits

Defined Severance Benefits:    The Company has a defined benefit pension plan covering KCM Industry Co., Ltd, KMMI Inc., and NS World Co., Ltd. employees upon their retirement in accordance with the Retirement Benefit Security Act of Korea. For executives, the retirement allowance is applied in accordance with the Company’s Articles of Incorporation. Eligible employees and executives with one or more years of service are entitled to severance payments upon termination of employment, based on their length of service and pay rate.

The Company recognizes the net funded status of its pension plans in the Condensed consolidated balance sheets, measured as the difference between the projected benefit obligation and the fair value of plan assets, with corresponding changes recognized in Unaudited consolidated statements of operations and comprehensive loss. Under ASC 715, service cost, interest cost, expected return on plan assets, and the amortization of actuarial gains or losses and prior service cost are recognized in net loss. Actuarial gains and losses and prior service cost arising from plan amendments are initially recorded in other comprehensive income (“OCI”) and subsequently amortized into net loss in accordance with ASC 715.

The obligations are measured quarterly, or more frequently if there is a remeasurement event, based on our measurement date utilizing various actuarial assumptions and methodologies. The Company uses certain assumptions including, but not limited to, the discount rates, salary growth rates, and certain employee-related factors, such as turnover, retirement age and mortality. The Company uses the discount rate based on observations of relevant corporate bonds in the market. As of June 30, 2026, the Company had pension obligations of $1.6 million, consisting of current obligations of $0.9 million recorded in Accrued expenses and other current liabilities and noncurrent obligations of $0.7 million recorded in Other noncurrent liabilities. The Company did not have any pension obligations as of December 31, 2025.

The Company reviews actuarial assumptions and makes modifications to the assumptions based on current rates and trends when appropriate. The Company has adopted an amortization approach and the net cumulative gain or loss at the beginning of the period in excess of the corridor is amortized into net periodic benefit cost on a straight-line basis over the expected average remaining service period of the employees participating in the plan.

The Company recognizes the components of net periodic benefit cost for its defined severance benefits in net loss (generally within operating (expense) or other income (expense), as applicable). Actuarial gains and losses and prior service cost or credit arising from plan amendments are initially recognized in OCI and accumulated in accumulated other comprehensive income (“AOCI”). The Company has adopted an amortization approach and the net cumulative gain or loss at the beginning of the period in excess of the corridor is amortized into net periodic benefit cost on a straight-line basis over the expected average remaining service period of the employees participating in the plan.

Commitments and contingencies

Commitments and contingencies:    Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Recent Accounting Pronouncements, not yet adopted

Recent Accounting Pronouncements, not yet adopted:

ASU 2024-03, “Disaggregation of Income Statement Expenses (“DISE”)” (“ASU 2024-03”) requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosure about selling expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its unaudited condensed consolidated financial statements and disclosures.

ASU 2023-06, “Disclosure Improvements:    Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative” (“ASU 2023-06”) incorporates several disclosure and presentation requirements currently residing in SEC Regulation S-X and S-K into the ASC. The amendments are applied prospectively and are effective when the SEC removes the related requirements from Regulation S-X and S-K. Any amendments the SEC does not remove by June 30, 2027 will not be effective. Early adoption is prohibited. The Company is currently evaluating the impact of this ASU on its unaudited condensed consolidated financial statements and disclosures.

ASU 2025-03, “Business Combination and Consolidation:    Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity” (“ASU 2025-03”) provides clarifying guidance on determining the accounting acquirer in certain transactions involving VIEs. The update aims to improve consistency and comparability in financial reporting, especially when companies merge with a special-purpose acquisition company (“SPAC”). ASU 2025-03 requires entities to apply the same factors used for determining the accounting acquirer in other acquisition transactions. Essentially, it aims to make financial reporting more comparable and decision-useful for investors by ensuring that the accounting acquirer is appropriately identified in acquisitions of VIEs, particularly in SPAC transactions. ASU 2025-03 is effective for fiscal years beginning after December 15, 2026, including interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its unaudited condensed consolidated financial statements and disclosures.

ASU 2025-10, “Government Grants (Topic 832):    Accounting for Government Grants Received by Business Entities” (“ASU 2025-10”) establishes authoritative guidance on the recognition, measurement, presentation, and disclosure of government grants received by business entities. The update aims to reduce diversity in practice and align US GAAP more closely with international standards by leveraging principles from International Accounting Standard 20 (IAS 20). ASU 2025-10 requires entities to recognize government grants only when it is probable that they will comply with the grant conditions and the grant will be received. ASU 2025-10 is effective for public business entities for annual reporting periods beginning after December 15, 2028, including interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its unaudited condensed consolidated financial statements and disclosures.

ASU 2025-11, “Interim Reporting (Topic 270):    Narrow-Scope Improvements” (“ASU 2025-11”) clarifies the scope and applicability of interim reporting guidance and reorganize the disclosure requirements applicable to interim financial statements. The update provides a comprehensive list of interim disclosures required under US GAAP and establishes a principle requiring entities to disclose events and changes since the end of the last annual reporting period that have a material impact on the entity. The amendments do not change the underlying recognition or measurement requirements under US GAAP. ASU 2025-11 is effective for public business entities for annual reporting periods beginning after December 15, 2027, including interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its unaudited condensed consolidated financial statements and disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s Condensed consolidated balance sheets, Unaudited consolidated statements of operations and comprehensive loss and consolidated statements of cash flows.